EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Aug. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Shares issued - Acquisition of mineral claims (Shares)			3,000,000
Shares issued - Acquisition of mineral claims			$ 2,760,000
Acquisition of mineral claims			$ 38,913
Canadian Creek Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Shares issued - Acquisition of mineral claims (Shares)	3,000,000
Shares issued - Acquisition of mineral claims	$ 2,760,000
Acquisition of mineral claims	$ 38,913
Description of nature of obligation, contingent liabilities	5% Net Profit Interest Royalty (the “NPI Royalty”) presently held by Archer-Cathro and Associates on the ANA claims pursuant to the NPI Royalty Agreement dated December 4, 1990 (the “NPI Royalty Agreement”) among Big Creek Resources Ltd., Rinsey Mines Ltd., and Renoble Holdings Inc.
Casino Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset, ownership percentage		100.00%
Net smelter returns royalty		2.75%
Description of nature of obligation, contingent liabilities		5% Net Profits Interest (the “NPI”), as defined in the Casino B Option Agreement, remains in effect on the Casino B Claims and $1 million payment is required to be made to the original optionor within 30 days of achieving a commercial production decision